Supplement to the

Fidelity Advisor Freedom Funds®
Fidelity Advisor Freedom Income Fund®, Fidelity Advisor Freedom 2005 Fund®,
Fidelity Advisor Freedom 2010 Fund®, Fidelity Advisor Freedom 2015 Fund®,
Fidelity Advisor Freedom 2020 Fund®, Fidelity Advisor Freedom 2025 Fund®,
Fidelity Advisor Freedom 2030 Fund®, Fidelity Advisor Freedom 2035 Fund®,
Fidelity Advisor Freedom 2040 Fund®, Fidelity Advisor Freedom 2045 FundSM
and Fidelity Advisor Freedom 2050 FundSM

Funds of Fidelity Aberdeen Street Trust

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2006

The following information replaces similar information found in the "Fund Holdings Information" section on page 65.

Each Advisor Freedom Fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end.

AFF/AFFIB-07-01 June 29, 2007
1.808269.102

Supplement to the

Fidelity Freedom Funds®

Fidelity Freedom Income Fund®
Fidelity Freedom 2000 Fund®
Fidelity Freedom 2005 Fund®
Fidelity Freedom 2010 Fund®
Fidelity Freedom 2015 Fund®
Fidelity Freedom 2020 Fund®
Fidelity Freedom 2025 Fund®
Fidelity Freedom 2030 Fund®
Fidelity Freedom 2035 Fund®
Fidelity Freedom 2040 Fund®
Fidelity Freedom 2045 FundSM
Fidelity Freedom 2050 FundSM
Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 55.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end). Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end.

FFB-07-01 June 29, 2007
1.476278.118